Financial risk management objectives and policies - Concentration of credit risk table (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Revenue	$ 34,532	$ 30,840	$ 61,390
Percentage of entity's revenue	100.00%	100.00%	100.00%
A [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 10,976	$ 4,830	$ 0
Percentage of entity's revenue	32.00%	16.00%	0.00%
B [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 6,740	$ 0	$ 0
Percentage of entity's revenue	19.00%	0.00%	0.00%
C [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 5,492	$ 0	$ 0
Percentage of entity's revenue	16.00%	0.00%	0.00%
D [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 6,430	$ 6,606
Percentage of entity's revenue	0.00%	21.00%	11.00%
E [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 0	$ 0	$ 6,548
Percentage of entity's revenue	0.00%	0.00%	11.00%
Other [Member]
Disclosure of credit risk exposure [line items]
Revenue	$ 11,324	$ 19,580	$ 48,236
Percentage of entity's revenue	33.00%	63.00%	78.00%